Cover	Jun. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2022
Entity File Number	001-38026
Entity Registrant Name	J.JILL, INC.
Entity Central Index Key	0001687932
Entity Tax Identification Number	45-1459825
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4 Batterymarch Park
Entity Address, City or Town	Quincy
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02169
City Area Code	617
Local Phone Number	376-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	JILL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false